Promissory Notes	6 Months Ended
Jun. 30, 2018
Promissory Notes [Abstract]
PROMISSORY NOTES

5. PROMISSORY NOTES

On January 29, 2018 and January 30, 2018, the Company entered into letter agreements with Russ Heiser, the Company’s Chief Financial Officer, and NRNS Capital Holdings LLC (“NRNS”), respectively (such letter agreements, together, the “Commitment Letters”), for consideration of a one-time commitment fee of 1% of the lenders’ aggregate commitment, totaling $35,000, pursuant to which the Company issued a subordinated promissory note to each of Mr. Heiser and NRNS (together, the “Notes”). The Commitment Letters provide that Mr. Heiser and NRNS each shall make advances to the Company under the applicable Note in aggregate amounts up to $1,000,000 and $2,500,000, respectively. Payments of principal and accrued interest are due and payable by the Company upon 30 days’ prior written notice from the applicable noteholder and the Company can prepay principal and interest at any time without penalty. However, repayment is not permitted without the consent of the Credit Agreement Lender. Upon issuance of the Notes, the Company drew $500,000 and a subsequent $500,000 on February 20, 2018 on the Note held by Mr. Heiser and $2,500,000 on the Note held by NRNS. The Notes bear interest at a rate equal to three (3%) per annum in excess of the non-default rate of interest from time to time in effect under the Credit Agreement entered into on March 6, 2015 (see Note 6) computed on the basis of a 360-day year, which equaled 15.9% at June 30, 2018. Interest expense incurred under the Notes amounted to $47,829 for Mr. Heiser’s Note and $119,574 for NRNS’ Note, totaling $167,403 for the three months ended June 30, 2018, and $73,988 for Mr. Heiser’s Note and $195,931 for NRNS’ Note, totaling $269,919 for the six months ended June 30, 2018.

On August 29, 2018, FlexShopper issued amended and restated Notes (see Note 11).